Schedule of Investments (unaudited) July 31, 2020	BlackRock Equity Dividend Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 2.3%
BAE Systems PLC	58,932,452	$377,692,278

Air Freight & Logistics — 0.5%
FedEx Corp.	506,695	85,327,438

Automobiles — 1.2%
General Motors Co.	8,241,380	205,127,948

Banks — 9.4%
Bank of America Corp.	22,224,757	552,951,954
Citigroup, Inc.	9,915,479	495,873,105
JPMorgan Chase & Co.	1,885,821	182,245,741
Wells Fargo & Co.	14,171,026	343,789,091

		1,574,859,891

Beverages — 1.9%
Coca-Cola Co.	2,169,380	102,481,511
Constellation Brands, Inc., Class A	1,232,254	219,587,663

		322,069,174

Capital Markets — 5.2%
Charles Schwab Corp.	5,911,215	195,956,777
CME Group, Inc.	718,060	119,327,211
Morgan Stanley	6,285,486	307,234,556
Raymond James Financial, Inc.	3,509,898	243,867,713

		866,386,257

Chemicals — 1.3%
Corteva, Inc.(a)	3,225,263	92,113,511
DuPont de Nemours, Inc.	2,249,515	120,304,062

		212,417,573

Communications Equipment — 1.8%
Cisco Systems, Inc.	3,356,951	158,112,392
Motorola Solutions, Inc.	995,066	139,110,227

		297,222,619

Construction Materials — 0.2%
CRH PLC	996,417	35,984,994

Consumer Finance — 0.7%
American Express Co.	1,242,530	115,952,900

Diversified Financial Services — 2.3%
Berkshire Hathaway, Inc., Class B(a)	1,352,737	264,838,850
Equitable Holdings, Inc.	5,800,339	118,674,936

		383,513,786

Diversified Telecommunication Services — 3.9%
Verizon Communications, Inc.	11,467,594	659,157,303

Electric Utilities — 1.5%
Edison International	2,706,600	150,676,422
PPL Corp.	3,563,504	94,860,476

		245,536,898

Food Products — 1.1%
Nestle SA, Registered Shares	1,591,373	189,248,785

Health Care Equipment & Supplies — 5.5%
Alcon, Inc.(a)	2,831,335	171,123,791
Koninklijke Philips NV(a)	6,808,888	351,821,287
Medtronic PLC	4,051,475	390,886,308

		913,831,386

Security	Shares	Value

Health Care Providers & Services — 6.0%
Anthem, Inc.	1,342,993	$367,711,483
CVS Health Corp.	3,832,380	241,209,997
McKesson Corp.	880,286	132,183,746
Quest Diagnostics, Inc.	418,903	53,230,004
UnitedHealth Group, Inc.	691,660	209,420,815

		1,003,756,045

Household Durables — 1.4%
Newell Brands, Inc.	6,402,370	104,998,868
Sony Corp.	1,690,800	131,366,712

		236,365,580

Industrial Conglomerates — 2.4%
General Electric Co.	27,040,719	164,137,164
Siemens AG, Registered Shares	1,911,071	243,539,228

		407,676,392

Insurance — 6.7%
Allstate Corp.	1,150,477	108,593,524
American International Group, Inc.	10,897,216	350,236,522
Arthur J Gallagher & Co.	3,049,217	327,760,335
Fidelity National Financial, Inc.	2,716,080	87,892,349
MetLife, Inc.	5,682,561	215,084,934
Willis Towers Watson PLC	162,725	34,173,877

		1,123,741,541

IT Services — 3.6%
Cognizant Technology Solutions Corp., Class A	6,072,803	414,893,901
Visa, Inc., Class A	1,024,371	195,040,238

		609,934,139

Media — 2.9%
Comcast Corp., Class A	7,754,004	331,871,371
Fox Corp., Class A	5,507,310	141,923,379
Fox Corp., Class B(a)	161,160	4,153,093

		477,947,843

Multiline Retail — 0.5%
Dollar General Corp.	444,618	84,655,267

Multi-Utilities — 1.9%
NiSource, Inc.	3,052,640	74,637,048
Public Service Enterprise Group, Inc.	4,422,569	247,398,510

		322,035,558

Oil, Gas & Consumable Fuels — 7.6%
BP PLC	31,770,040	115,055,327
ConocoPhillips	4,105,974	153,522,368
Enterprise Products Partners LP	11,517,006	202,699,306
Equinor ASA	10,808,958	162,060,228
Marathon Petroleum Corp.	7,301,645	278,922,839
Pioneer Natural Resources Co.	2,030,159	196,763,010
Williams Cos., Inc.	8,363,892	160,001,254

		1,269,024,332

Personal Products — 2.2%
Unilever NV, NY Shares	6,353,859	375,068,297

Pharmaceuticals — 6.3%
AstraZeneca PLC	2,090,980	231,010,613
Bayer AG, Registered Shares	4,421,271	293,720,528
Pfizer, Inc.	3,367,354	129,575,782
Sanofi	3,735,267	392,192,229

		1,046,499,152

1

Schedule of Investments (unaudited) (continued) July 31, 2020	BlackRock Equity Dividend Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Road & Rail — 0.9%
Union Pacific Corp.	888,595	$154,037,943

Semiconductors & Semiconductor Equipment — 1.4%
Applied Materials, Inc.	1,363,820	87,734,541
NXP Semiconductors NV	1,218,038	143,156,006

		230,890,547

Software — 2.2%
CDK Global, Inc.	1,807,193	82,154,994
Microsoft Corp.	1,251,740	256,619,217
Open Text Corp.	674,970	30,393,899

		369,168,110

Specialty Retail — 2.3%
Lowe’s Cos., Inc.	1,073,702	159,884,965
Ross Stores, Inc.	1,647,150	147,699,940
TJX Cos., Inc.	1,543,850	80,264,762

		387,849,667

Technology Hardware, Storage & Peripherals — 1.9%
Samsung Electronics Co. Ltd.	6,679,760	326,465,522

Tobacco — 2.1%
Altria Group, Inc.	7,788,388	320,492,166
British American Tobacco PLC	1,023,140	33,813,051

		354,305,217

Trading Companies & Distributors — 0.8%
Ferguson PLC	1,506,558	132,808,252

Total Common Stocks — 91.9% (Cost: $13,032,489,472)		15,396,558,634

Security	Shares	Value

Preferred Securities

Preferred Stocks — 1.3%

Household Products — 1.3%
Henkel AG & Co. KGaA, Preference Shares,	2,145,462	$210,952,301

Total Preferred Securities — 1.3% (Cost: $190,889,479)		210,952,301

Total Long-Term Investments — 93.2% (Cost: $13,223,378,951)		15,607,510,935

Short-Term Securities

Money Market Funds — 6.7%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.08%(b)(c)	1,117,011,605	1,117,011,605

Total Short-Term Securities — 6.7% (Cost: $1,117,011,605)		1,117,011,605

Total Investments — 99.9% (Cost: $14,340,390,556)		16,724,522,540

Other Assets Less Liabilities — 0.1%		19,543,184

Net Assets — 100.0%		$16,744,065,724

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be an affiliate/affiliates of the Fund during the period ended July 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 04/30/20	Shares Purchased	Shares Sold		Shares Held at 07/31/20	Value at 07/31/20	Income	Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	1,244,064,340	—	(127,052,735	)(b)	1,117,011,605	$1,117,011,605	$297,495	$—	$—

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares purchased (sold).

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

2

Schedule of Investments (unaudited) (continued) July 31, 2020	BlackRock Equity Dividend Fund

Fair Value Hierarchy as of Period End (continued)

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to its most recent financial statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense	$—	$377,692,278	$—	$377,692,278
Air Freight & Logistics	85,327,438	—	—	85,327,438
Automobiles	205,127,948	—	—	205,127,948
Banks	1,574,859,891	—	—	1,574,859,891
Beverages	322,069,174	—	—	322,069,174
Capital Markets	866,386,257	—	—	866,386,257
Chemicals	212,417,573	—	—	212,417,573
Communications Equipment	297,222,619	—	—	297,222,619
Construction Materials	—	35,984,994	—	35,984,994
Consumer Finance	115,952,900	—	—	115,952,900
Diversified Financial Services	383,513,786	—	—	383,513,786
Diversified Telecommunication Services	659,157,303	—	—	659,157,303
Electric Utilities	245,536,898	—	—	245,536,898
Food Products	—	189,248,785	—	189,248,785
Health Care Equipment & Supplies	390,886,308	522,945,078	—	913,831,386
Health Care Providers & Services	1,003,756,045	—	—	1,003,756,045
Household Durables	104,998,868	131,366,712	—	236,365,580
Industrial Conglomerates	164,137,164	243,539,228	—	407,676,392
Insurance	1,123,741,541	—	—	1,123,741,541
IT Services	609,934,139	—	—	609,934,139
Media	477,947,843	—	—	477,947,843
Multiline Retail	84,655,267	—	—	84,655,267
Multi-Utilities	322,035,558	—	—	322,035,558
Oil, Gas & Consumable Fuels	991,908,777	277,115,555	—	1,269,024,332
Personal Products	375,068,297	—	—	375,068,297
Pharmaceuticals	129,575,782	916,923,370	—	1,046,499,152
Road & Rail	154,037,943	—	—	154,037,943
Semiconductors & Semiconductor Equipment	230,890,547	—	—	230,890,547
Software	369,168,110	—	—	369,168,110
Specialty Retail	387,849,667	—	—	387,849,667
Technology Hardware, Storage & Peripherals	—	326,465,522	—	326,465,522
Tobacco	320,492,166	33,813,051	—	354,305,217
Trading Companies & Distributors	—	132,808,252	—	132,808,252
Preferred Securities
Preferred Stocks	—	210,952,301	—	210,952,301
Short-Term Securities
Money Market Funds	1,117,011,605	—	—	1,117,011,605

	$13,325,667,414	$3,398,855,126	$—	$16,724,522,540

3